As filed with the Securities and Exchange Commission on June 21, 2012

Securities Act File No. 333-180165
Investment Company Act File No. 811-22677

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 1	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 1	☒

Avenue Mutual Funds Trust

(Exact Name of Registrant as Specified in its Charter)

399 Park Avenue, 6th Floor

New York, New York 10022

(Address of Principal Executive Offices)

(212) 878-3500

Registrant’s Telephone Number

Sonia E. Gardner

Avenue Capital Group

399 Park Avenue, 6th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☒               Immediately upon filing pursuant to paragraph (b)

☐                 On [date] pursuant to paragraph (b)

☐                 60 days after filing pursuant to paragraph (a)(1)

☐                 On [date] pursuant to paragraph (a)(1)

☐                 75 days after filing pursuant to paragraph (a)(2)

☐                 On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

☐                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant: Avenue Credit Strategies Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of June 2012.

AVENUE MUTUAL FUNDS TRUST

By:	/s/ Randolph Takian

Name: Randolph Takian
Title: Trustee, Chief Executive Officer and President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Randolph Takian	Trustee, Chief Executive Officer and	June 21, 2012
Randolph Takian	President (Principal Executive Officer)

/s/ Robert Ollwerther*	Trustee and Chief Financial Officer	June 21, 2012
Robert Ollwerther	(Principal Accounting Officer and
Principal Financial Officer)

/s/ Joel Citron*	Trustee	June 21, 2012
Joel Citron

/s/ Julie Dien Ledoux*	Trustee	June 21, 2012
Julie Dien Ledoux

/s/ Darren Thompson*	Trustee	June 21, 2012
Darren Thompson

*This filing has been signed by each of the persons so indicated by the undersigned Attorney-in-Fact pursuant to powers filed herewith or heretofore.

*By:	/s/ Randolph Takian	June 21, 2012
Randolph Takian
Attorney-in-Fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase